Selected Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selected Quarterly Financial Information (Unaudited) [Abstract]
Net sales	$ 105,285	$ 104,174	$ 104,963	$ 90,689		$ 80,222		$ 96,800	$ 93,339	$ 91,628	$ 405,111	$ 361,989	$ 332,683
Gross profit	52,316	48,307	47,936	41,431		12,654		42,952	41,071	40,440	189,990	137,117	142,617
Consolidated net income	$ 14,378	$ 9,020	$ 10,295	$ 4,499		$ (9,898)	[1],[2]	$ 6,502	$ 13,093	$ 6,536	$ 38,192	$ 16,233	$ 25,327
Basic net income (loss) per share (in dollars per share)	$ 0.74	$ 0.47	$ 0.53	$ 0.23		$ (0.50)		$ 0.33	$ 0.67	$ 0.33	$ 1.97	$ 0.83	$ 1.31
Diluted net income (loss) per share (in dollars per share)	$ 0.68	$ 0.44	$ 0.49	$ 0.22	[3]	$ (0.50)	[3]	$ 0.31	$ 0.65	$ 0.33	$ 1.85	$ 0.78	$ 1.28
Corporate and restructuring costs, net of tax						$ 12,700
Corporate and restructuring costs, tax						5,100
Out of period non-cash interest expense related to convertible debt						800
Out of period non-cash interest expense related to convertible debt, tax						$ 300
Convertible Senior Notes [Member]
Income per Share [Abstract]
Shares excluded from calculation of diluted net income per share (in shares)						3,202,808

[1]	Includes an immaterial out of period non-cash adjustment of $0.8 million net of tax of $0.3 million related to the prior quarters of 2019
[2]	Includes corporate and vapor restructuring costs of $12.7 million net of tax of $5.1 million
[3]	The effect of 3,202,808 shares issuable upon conversion of the Convertible Senior Notes were excluded from the diluted net income per share calculation because the effect would have been antidilutive.